[redacted]

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

06037039

RECD S.E.C.
JUN 2 2 2006
1086

Cert NYS

1-7436

June 22, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HSBC USA INC., Depositary Shares (Each representing one-fortieth of a share of 6.50% Non-Cumulative Preferred Stock, Series H) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 22, 2006. Tentative listing date – June 26, 2006.

Sincerely,

Paras Madho

PROCESSED
JUN 2 3 2006
THOMSON
FINANCIAL